SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (“the 2016 Plan”) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the “Awards”) to key employees and directors. The maximum aggregate number of shares which may be subject to Awards under the Plan is 56,707,560  shares, provided, however, that the maximum aggregate number of shares are subject to certain automatic approval mechanism up to 3% of total issued and outstanding shares of the Company.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2019	24,779,432	5.3	2.2
Exercised	(9,547,528)	5.4	3.4
Options outstanding at September 30, 2019	15,231,904	5.5	1.8

Options vested and expect to vest at September 30, 2019	15,231,904	5.5	1.8

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of September 30, 2019:

Weighted
		average	Weighted
	Number	remaining	average
	of options	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	15,231,904	1.2	5.5

Settlement of liability-classified restricted shares award

In March, May and August 2019, the Company issued a total of 181,264 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB5,790.Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In August 2019, the Company granted non-vested restricted shares of 14,314,160 to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance condition, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares is determined on the fair value of the grant date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service condition attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2019	29,510,504	9.3
Granted	14,495,424	34.2
Vested	(9,066,384)	9.1
Forfeited	(1,134,456)	9.3

Unvested at September 30, 2019	33,805,088	25.6

As of September 30, 2019, total unrecognized compensation expense relating to the unvested shares was RMB426,009. The expense is expected to be recognized over a weighted average period of 1.95 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the nine-month periods ended September 30, 2018 and 2019.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	August 1, 2019
Risk-free rate of return	1.67% - 1.88%
Volatility	63.22%
Expected dividend yield	0.00%
Share price at grant date	US$5.02375
(RMB34.6)
Expected term	1 to 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the nine-month periods ended September 30, 2018 and 2019 is as follows:

	Nine-month periods ended September 30,
	2018	2019

Costs of revenue	10,499	28,818
Selling and marketing expenses	16,441	24,963
General and administrative expenses	43,505	59,452
Research and development expenses	500	1,587
Total share-based compensation expenses	70,945	114,820